Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Operating Segment	The following table presents the significant revenue and expense categories in the Group’s single operating segment:
	For the Years Ended December 31,
	2024	2023	2022
Revenue	$17,619,363	$18,814,420	$14,225,156
Cost of revenue	(16,202,583)	(17,442,190)	(12,962,555)
Selling and marketing expenses	(58,764)	(163,579)	(221,053)
General and administrative expenses	(1,129,609)	(681,891)	(848,033)
Other segment expenses	(270,626)	(330,033)	(121,525)
Net (loss) income of single operating segment	$(42,219)	$196,727	$71,990